Other Information (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Lease-related expenses	€ 500	€ 200	€ 200
Operating lease-related revenue	27
Future Lease Payments in Next 12 Months [Member]
Statement Line Items [Line Items]
Operating lease-related revenue	€ 27